Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP014 [Member]
Party-In-Interest Transactions [Line Items]
Party-In-Interest Transactions

3.  Party-In-Interest Transactions

Plan assets may be invested in PVH Corp. stock directly. The Company is the Plan sponsor, therefore transactions involving the Company’s stock qualify as party-in-interest transactions. During the year ended December 31, 2025, the Plan purchased 59 shares and sold 0 shares of the Company’s common stock. The Plan also received $138 during 2025 from the Company as payment of dividends on its common stock. Certain legal and accounting fees, and administrative expenses are paid by the Company, and accordingly, are not included in the financial statements of the Plan. Additionally, notes receivable from participants also qualify as exempt party-in-interest transactions.